CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		194 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Comprehensive loss	$ (1,917)	$ (3,435)	$ (8,428)	$ (11,567)	$ (261,920)